Deferred Revenue - Narrative (Details) $ in Thousands	2 Months Ended	12 Months Ended		40 Months Ended
	Mar. 11, 2026 USD ($)	Dec. 31, 2025 USD ($) $ / Ounce	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) $ / Ounce	Sep. 26, 2022 USD ($) oz
Contract Liabilities [Line Items]
Funding received		$ 243,906	$ 181,449
WPMI
Contract Liabilities [Line Items]
Required up-front payments		153,500		$ 153,500
Marmato
Contract Liabilities [Line Items]
Funding received				93,000
Marmato | Purchase Agreement Event
Contract Liabilities [Line Items]
Commitment to provide funding	$ 42,000
Funding received	$ 40,000
Initial completion milestone	50.00%
Second milestone	75.00%
Marmato | WPMI
Contract Liabilities [Line Items]
Commitment to provide funding		82,000		82,000	$ 175,000
Percent of spot price of mineral purchased required upon delivery, until upfront payment is reduced to zero					18.00%
Percent of spot price of mineral purchased required upon delivery, after upfront payment is reduced to zero					22.00%
Marmato | WPMI | Gold
Contract Liabilities [Line Items]
Initial required mineral purchase percentage					10.50%
Initial required purchase amount | oz					310,000
Required purchase amount after initial threshold is met, percent					5.25%
Marmato | WPMI | Silver in dore
Contract Liabilities [Line Items]
Initial required mineral purchase percentage					100.00%
Initial required purchase amount | oz					2,150,000
Required purchase amount after initial threshold is met, percent					50.00%
Toroparu
Contract Liabilities [Line Items]
Commitment to provide funding		138,000		138,000
Funding that has been received		15,500	$ 15,500
Toroparu | WPMI
Contract Liabilities [Line Items]
Up-front payment that is not convertible to debt, or refundable		$ 2,000		$ 2,000
Toroparu | WPMI | Gold
Contract Liabilities [Line Items]
Purchase agreement, required amount of produced mineral to be purchased		10.00%		10.00%
Election to change purchase agreement, updated required purchase commitment		0.909%		0.909%
Prince of mineral (USD per ounce) | $ / Ounce		400		400
Purchase agreement, annual price increase, percent		1.00%		1.00%
Toroparu | WPMI | Silver in dore
Contract Liabilities [Line Items]
Purchase agreement, required amount of produced mineral to be purchased		50.00%		50.00%
Election to change purchase agreement, updated required purchase commitment		0.00%		0.00%
Prince of mineral (USD per ounce) | $ / Ounce		3.90		3.90
Purchase agreement, annual price increase, percent		1.00%		1.00%